Income taxes (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Tax credit (expense) at statutory rate	$ 246,281	$ 104,564
Increase in valuation allowance	(246,281)	(104,564)
Net deferred income tax asset	$ 0	$ 0